Consolidated Balance Sheets (Parenthetical) (ILS)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Ordinary shares, par value	0.14	0.14
Ordinary stock, shares authorized	80,000,000	80,000,000
Ordinary stock, shares issued	45,305,342	37,083,584
Ordinary stock, shares outstanding	43,312,049	35,095,291
Treasury stock, shares	1,993,293	1,988,293